STOCK-BASED COMPENSATION - Stock Option Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Options outstanding
Number outstanding (in shares) | shares	6,494,001	4,726,634	3,154,795
Weighted average remaining contractual life (years)	7 years 21 days
Weighted average exercise price (in dollars per share)	$ 61.62	$ 62.10	$ 61.82
Options outstanding
Number exercisable (in shares) | shares	2,373,717	1,470,383
Weighted average exercise price (in dollars per share)	$ 59.68	$ 56.75
$42.85 - $44.99
Options outstanding
Number outstanding (in shares) | shares	153,937
Weighted average remaining contractual life (years)	2 years 9 months 25 days
Weighted average exercise price (in dollars per share)	$ 44.24
Options outstanding
Number exercisable (in shares) | shares	153,937
Weighted average exercise price (in dollars per share)	$ 44.24
$42.85 - $44.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	42.85
$42.85 - $44.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $49.99
Options outstanding
Number outstanding (in shares) | shares	499,844
Weighted average remaining contractual life (years)	2 years
Weighted average exercise price (in dollars per share)	$ 48.87
Options outstanding
Number exercisable (in shares) | shares	499,844
Weighted average exercise price (in dollars per share)	$ 48.87
$45.00 - $49.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $49.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 49.99
$55.00 - $59.99
Options outstanding
Number outstanding (in shares) | shares	1,691,671
Weighted average remaining contractual life (years)	7 years 7 months 24 days
Weighted average exercise price (in dollars per share)	$ 58.35
Options outstanding
Number exercisable (in shares) | shares	597,601
Weighted average exercise price (in dollars per share)	$ 57.93
$55.00 - $59.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	55.00
$55.00 - $59.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 59.99
$60.00 - $64.99
Options outstanding
Number outstanding (in shares) | shares	3,014,614
Weighted average remaining contractual life (years)	7 years 11 months 23 days
Weighted average exercise price (in dollars per share)	$ 62.48
Options outstanding
Number exercisable (in shares) | shares	545,941
Weighted average exercise price (in dollars per share)	$ 62.66
$60.00 - $64.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	60.00
$60.00 - $64.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 64.99
$65.00 - $73.00
Options outstanding
Number outstanding (in shares) | shares	1,133,935
Weighted average remaining contractual life (years)	6 years 6 months 18 days
Weighted average exercise price (in dollars per share)	$ 72.22
Options outstanding
Number exercisable (in shares) | shares	576,394
Weighted average exercise price (in dollars per share)	$ 72.16
$65.00 - $73.00 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	65.00
$65.00 - $73.00 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 73.00